U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1. Name and address of issuer: Prudential High Yield Fund, Inc., 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [X]

     3.   Investment Company Act File Number:  811-2896.
          Securities Act File Number: 2-63394.

     4(a).Last day of fiscal year for which this Form is filed: December 31, 1997.

      (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[  ] Check box if this is the last time the issuer will be      filing
     this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                      $3,116,556,339

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if applicable):                       $3,019,818,087

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending non earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.                           $      0

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii).          $3,019,818,087
         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(I).                         $96,738,252
        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
             [subtract item 5(i) from item (5(iv)]  $      0

       (vii)     Multiplier for determining registration
             fee (See instuction C.9):               x   .000295
      (viii)    Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                    =$28,538

          6.   Prepaid Shares

           If  the response to item 5(i) was determined by deducting          an
amount of securities that were registered under the              Securities  Act
of  1933 pursuant to rule 24e-2 as in              effect before [effective date
of  rescission  of  rule 24e-         2], then report the amount  of  securities
(number  of               shares or other units) deducted here:      0     .  If
there          is       a   number   of  shares  or  other   units   that   were
registered  pursuant to rule 24e-2 remaining unsold at  the         end  of  the
fiscal  year for which this form is filed that        are available for  use  by
the issuer in future fiscal             years, then state that number here:    0
 .

     7.   Interest due - if this Form is being filed
             more than 90 days after the end of the of
             the issuer's fiscal year (See Instruction D):+$    0

          8.   Total amount of the registration fee due
               plus any interest due [line 5(viii)plus
                   line     7]:                                         =$28,538

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                            March 24, 1998

         Method of Delivery:

                   [X] Wire Transfer
                   [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on          behalf of
the issuer and in the capacities and on the dates            indicated.

By (Signature and Title)/s/ S. Jane Rose

                         Secretary

Date  March 22, 1998